Annual Total Returns [BarChart] - First Trust Large Cap Core AlphaDEX Fund - First Trust Large Cap Core AlphaDEX Fund	Dec. 01, 2021
Bar Chart Table:
2011	(0.22%)
2012	14.39%
2013	35.77%
2014	12.34%
2015	(3.87%)
2016	14.11%
2017	21.52%
2018	(9.80%)
2019	27.02%
2020	14.13%